Financial instruments (Details)	Jun. 30, 2022 USD ($)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash, cash equivalents and financial investments	$ 2,363,683	[1]
Percentage %	100.00%	[1]
Cash and Cash Equivalents [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash, cash equivalents and financial investments	$ 330,781,207
Percentage %	100.00%
Pre-fixed | Cash and Cash Equivalents [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash, cash equivalents and financial investments	$ 328,417,524
Percentage %	99.29%
Post-fixed | Cash and Cash Equivalents [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash, cash equivalents and financial investments	$ 2,363,683
Percentage %	0.71%

[1]	The interbank deposit certificate (Certificado de Depósito Interbancário), or CDI rate is an average of interbank overnight rates in Brazil.